Impairment testing of goodwill and intangible assets (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) item	Dec. 31, 2020 RUB (₽)
Impairment testing of goodwill and intangible assets
Number of CGUs to which goodwill is allocated | item	2
Number of CGUs to which intangible assets with indefinite useful life relate | item	3
Beginning balance	₽ 10,813	₽ 11,316
Ending balance	10,501	10,813
Goodwill and indefinite life licences
Impairment testing of goodwill and intangible assets
Beginning balance	7,267	7,245
Addition		22
Ending balance	7,267	7,267
Goodwill
Impairment testing of goodwill and intangible assets
Beginning balance	7,084	7,062
Ending balance	7,084	7,084
Goodwill | PS
Impairment testing of goodwill and intangible assets
Beginning balance	6,358	6,336
Addition		22
Ending balance	6,358	6,358
Goodwill | Flocktory
Impairment testing of goodwill and intangible assets
Beginning balance	726	726
Ending balance	726	726
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Beginning balance	183	183
Ending balance	₽ 183	₽ 183